Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Warrant Activity

g.	A summary of the warrant activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding, December 31, 2019	5,772	102.5	3.06
Issued	214,555		-
Expired or exercised	(3,468)		-
Outstanding, December 31, 2020	216,859	36.75	4.26
Issued	206,214
Expired or exercised	(135,109)
Outstanding, December 31, 2021	287,964	31	4.35
Exercisable, December 31, 2021	287,964	31	4.35